Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Afterpay Ltd.(a)	73,624	$2,317,003
APA Group	456,633	3,519,141
Aristocrat Leisure Ltd.	129,086	2,203,877
ASX Ltd.	47,082	2,755,892
Aurizon Holdings Ltd.	686,644	2,165,023
Australia & New Zealand Banking Group Ltd.	515,352	6,120,001
BlueScope Steel Ltd.	303,196	2,219,914
Brambles Ltd.	536,347	4,144,156
Coca-Cola Amatil Ltd.	366,363	2,130,360
Cochlear Ltd.	17,817	2,282,715
Coles Group Ltd.	210,364	2,144,864
Commonwealth Bank of Australia	285,065	12,063,166
CSL Ltd.	84,185	15,435,725
Dexus	485,689	2,901,603
Evolution Mining Ltd.	508,587	2,059,360
Fortescue Metals Group Ltd.	386,231	3,563,684
Goodman Group	304,441	3,106,091
GPT Group (The)	757,649	2,006,680
Insurance Australia Group Ltd.	623,150	2,527,383
Lendlease Group	266,843	2,290,296
Macquarie Group Ltd.	75,320	5,498,215
Mirvac Group	1,795,870	2,801,431
National Australia Bank Ltd.	526,018	6,218,730
Newcrest Mining Ltd.	137,246	2,785,957
Northern Star Resources Ltd.	218,995	2,151,459
Ramsay Health Care Ltd.	64,748	3,010,729
Rio Tinto Ltd.	82,992	5,145,414
Seek Ltd.	173,557	2,319,119
Sonic Healthcare Ltd.	117,963	2,205,819
Stockland	1,073,969	2,545,055
Sydney Airport	573,614	2,227,475
Tabcorp Holdings Ltd.	958,655	2,049,064
Transurban Group	703,903	6,677,013
Wesfarmers Ltd.	123,967	3,322,019
Westpac Banking Corp.	617,405	7,057,331
Woodside Petroleum Ltd.	361,330	5,437,418
Woolworths Group Ltd.	183,356	4,301,292

		143,710,474

Austria — 0.2%
OMV AG	135,572	4,481,878

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	163,020	7,599,759
KBC Group NV	79,441	4,159,395
Solvay SA	27,849	2,121,361
UCB SA	28,886	2,891,820
Umicore SA	67,720	3,001,080

		19,773,415

Denmark — 2.6%
AP Moller - Maersk A/S, Class A	2,230	2,038,406
Carlsberg A/S, Class B	20,152	2,606,254
Chr Hansen Holding A/S	22,250	2,155,700
Coloplast A/S, Class B	20,063	3,368,435
DSV Panalpina A/S	29,658	3,133,682
Genmab A/S(a)	10,745	3,303,341
GN Store Nord A/S	36,840	1,988,602
H Lundbeck A/S	54,030	2,075,503
Novo Nordisk A/S, Class B	363,634	23,674,442

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	40,971	$2,240,329
Orsted A/S(b)	46,213	5,426,357
Pandora A/S	48,874	2,433,963
Vestas Wind Systems A/S	41,205	4,204,931

		58,649,945

Finland — 1.0%
Elisa OYJ	26,047	1,633,519
Metso OYJ	73,602	2,388,181
Neste OYJ	107,027	4,323,948
Nokia OYJ	1,168,390	4,633,931
Orion OYJ, Class B	41,862	2,239,785
UPM-Kymmene OYJ	162,775	4,702,198
Wartsila OYJ Abp	277,872	2,171,054

		22,092,616

France — 10.9%
Air Liquide SA	53,375	7,249,279
Airbus SE(a)	91,424	5,766,132
Alstom SA	49,124	2,067,693
Amundi SA(a)(b)	30,341	2,259,549
Atos SE(a)	33,603	2,534,995
AXA SA	536,375	9,772,905
BNP Paribas SA(a)	171,510	6,153,579
Bouygues SA(a)	72,917	2,233,747
Capgemini SE	33,675	3,449,916
Carrefour SA	154,377	2,344,853
Cie. de Saint-Gobain	98,060	3,170,868
Cie. Generale des Etablissements Michelin SCA	30,969	3,129,977
CNP Assurances(a)	218,154	2,294,383
Credit Agricole SA(a)	265,614	2,311,645
Danone SA	140,237	9,602,902
Dassault Systemes SE	29,472	4,991,237
Edenred	53,215	2,224,499
Electricite de France SA	253,579	2,244,137
Engie SA(a)	321,060	3,798,088
EssilorLuxottica SA	41,333	5,321,808
Gecina SA	17,163	2,208,858
Getlink SE(a)	168,139	2,427,641
Hermes International	2,689	2,236,750
Ingenico Group SA	15,891	2,195,402
Kering SA	13,703	7,157,890
Legrand SA	56,914	3,880,796
L’Oreal SA	56,314	16,405,639
LVMH Moet Hennessy Louis Vuitton SE	44,472	18,550,653
Orange SA	371,429	4,480,708
Pernod Ricard SA	45,502	7,091,039
Peugeot SA(a)	161,436	2,299,436
Renault SA(a)	110,212	2,477,017
Safran SA(a)	55,061	5,258,674
Sanofi	203,284	19,792,534
Sartorius Stedim Biotech(a)	6,796	1,843,013
Schneider Electric SE	125,926	12,500,179
Societe Generale SA(a)	203,068	2,988,878
STMicroelectronics NV	119,830	2,944,439
Teleperformance	15,366	3,642,383
Thales SA	29,437	2,252,148
TOTAL SA	476,492	17,822,113
Ubisoft Entertainment SA(a)	27,716	2,147,609
Unibail-Rodamco-Westfield(c)	53,728	2,850,758
Valeo SA	103,999	2,562,384

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	66,096	$6,105,255
Vivendi SA	107,586	2,444,924
Worldline SA(a)(b)	29,912	2,233,257

		241,722,569

Germany — 8.5%
adidas AG(a)	37,598	9,920,206
Allianz SE, Registered	101,808	18,438,727
BASF SE	192,492	10,415,789
Bayerische Motoren Werke AG	91,246	5,338,766
Beiersdorf AG	28,234	2,960,337
Brenntag AG	45,928	2,422,082
Continental AG	23,176	2,279,967
Daimler AG, Registered	138,776	5,152,784
Delivery Hero SE(a)(b)	23,140	2,218,253
Deutsche Bank AG, Registered(a)	288,968	2,420,715
Deutsche Boerse AG	45,112	7,421,668
Deutsche Post AG, Registered	201,286	6,264,733
Deutsche Telekom AG, Registered(a)	384,151	6,057,122
Deutsche Wohnen SE	71,144	3,182,890
E.ON SE	534,536	5,652,181
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	45,612	2,263,862
Fresenius Medical Care AG & Co. KGaA	26,999	2,270,444
Fresenius SE & Co. KGaA	46,729	2,245,492
HeidelbergCement AG	56,887	2,824,107
Henkel AG & Co. KGaA	37,402	2,997,575
Infineon Technologies AG	257,696	5,405,035
LEG Immobilien AG	13,433	1,674,721
Merck KGaA	55,501	6,368,121
MTU Aero Engines AG	14,033	2,261,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	32,708	7,443,906
Puma SE(a)	31,383	2,240,451
QIAGEN NV(a)	49,469	2,163,104
SAP SE	211,623	26,717,757
Siemens AG, Registered	178,595	19,573,976
Symrise AG	19,579	2,143,023
Vonovia SE	65,337	3,763,245
Wirecard AG(c)	22,683	2,385,884
Zalando SE(a)(b)	34,601	2,341,635

		187,230,389

Hong Kong — 3.1%
AIA Group Ltd.	2,066,200	16,754,054
BeiGene Ltd., ADR(a)	12,031	1,991,612
BOC Hong Kong Holdings Ltd.(c)	1,910,000	5,322,668
Hang Seng Bank Ltd.(c)	293,300	4,461,369
Hong Kong & China Gas Co. Ltd.	1,588,000	2,671,593
Hong Kong Exchanges & Clearing Ltd.	286,000	9,969,965
Link REIT	327,600	2,449,287
Melco Resorts & Entertainment Ltd., ADR	133,415	2,138,642
MTR Corp. Ltd.	1,222,000	5,856,960
Sands China Ltd.	1,198,400	4,661,561
Sun Hung Kai Properties Ltd.(c)	262,500	3,014,127
Swire Pacific Ltd., Class A	524,000	2,717,688
Swire Properties Ltd.(c)	1,894,400	4,218,468
Techtronic Industries Co. Ltd.	231,500	1,992,137

		68,220,131

Ireland — 0.7%
CRH PLC	180,954	5,897,624
Flutter Entertainment PLC(a)	23,176	2,972,412

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	32,671	$4,044,817
Kingspan Group PLC	38,814	2,398,357

		15,313,210

Israel — 0.6%
Bank Hapoalim BM	491,147	3,015,520
Bank Leumi Le-Israel BM	388,812	2,057,594
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	669,110	2,121,885
Teva Pharmaceutical Industries Ltd., ADR(a)	181,965	2,280,021
Wix.com Ltd.(a)(c)	14,042	3,121,958

		12,596,981

Italy — 2.0%
Assicurazioni Generali SpA	292,082	4,056,342
CNH Industrial NV(a)	373,731	2,266,503
DiaSorin SpA	10,353	2,170,795
Eni SpA	819,475	7,404,461
Ferrari NV	16,107	2,721,534
Intesa Sanpaolo SpA(a)	6,642,242	11,469,899
Prysmian SpA	104,027	2,215,352
Snam SpA	969,148	4,510,483
Terna Rete Elettrica Nazionale SpA	718,680	4,852,500
UniCredit SpA(a)	344,168	2,934,814

		44,602,683

Japan — 25.9%
Advantest Corp.	44,100	2,177,677
Aeon Co. Ltd.	160,900	3,559,708
Ajinomoto Co. Inc.	117,000	1,994,978
Alfresa Holdings Corp.	108,400	2,186,413
Asahi Group Holdings Ltd.	58,400	2,199,723
Asahi Kasei Corp.	420,200	3,315,264
Astellas Pharma Inc.	482,800	8,579,576
Benesse Holdings Inc.	73,100	1,979,233
Bridgestone Corp.	101,800	3,379,947
Canon Inc.	162,400	3,344,926
Central Japan Railway Co.	19,100	3,268,283
Chugai Pharmaceutical Co. Ltd.	53,200	7,846,549
Dai Nippon Printing Co. Ltd.	101,700	2,311,814
Daifuku Co. Ltd.	28,100	2,185,715
Dai-ichi Life Holdings Inc.	239,100	3,113,726
Daiichi Sankyo Co. Ltd.	114,700	10,736,989
Daikin Industries Ltd.	50,000	7,356,012
Daiwa House Industry Co. Ltd.	166,100	4,123,400
Denso Corp.	128,200	4,915,712
East Japan Railway Co.	74,900	5,874,646
Eisai Co. Ltd.	58,300	4,566,161
FANUC Corp.	27,400	4,886,908
Fast Retailing Co. Ltd.	10,900	6,124,073
FUJIFILM Holdings Corp.	59,700	2,760,159
Fujitsu Ltd.	49,800	5,130,923
Hankyu Hanshin Holdings Inc.	80,200	2,962,788
Hitachi Ltd.	148,700	4,768,724
Honda Motor Co. Ltd.	328,800	8,496,581
Hoya Corp.	63,700	5,977,695
Inpex Corp.	362,600	2,527,278
ITOCHU Corp.	281,800	6,042,215
Japan Post Holdings Co. Ltd.	286,700	2,086,615
JFE Holdings Inc.	303,400	2,230,406
JXTG Holdings Inc.	971,900	3,737,487
Kajima Corp.	188,800	2,141,492

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kansai Paint Co. Ltd.	112,200	$2,324,504
Kao Corp.	97,000	7,785,390
Kawasaki Heavy Industries Ltd.	146,000	2,311,932
KDDI Corp.	337,300	9,818,284
Keio Corp.	37,000	2,197,986
Keyence Corp.	29,800	12,267,415
Kikkoman Corp.	44,800	2,253,826
Kintetsu Group Holdings Co. Ltd.	42,600	2,091,744
Kirin Holdings Co. Ltd.	187,900	3,850,088
Komatsu Ltd.	218,300	4,417,265
Kubota Corp.	243,900	3,281,506
Kyocera Corp.	39,700	2,148,705
Kyowa Kirin Co. Ltd.	86,900	2,356,911
Kyushu Railway Co.	76,900	2,180,624
Lawson Inc.	40,600	2,246,030
M3 Inc.	57,000	2,296,190
Marubeni Corp.	557,300	2,706,967
Mazda Motor Corp.	358,300	2,291,444
Mitsubishi Chemical Holdings Corp.	379,400	2,233,753
Mitsubishi Corp.	213,100	4,974,674
Mitsubishi Electric Corp.	241,600	3,181,042
Mitsubishi Estate Co. Ltd.	216,400	3,440,787
Mitsubishi Heavy Industries Ltd.	119,300	3,086,729
Mitsubishi Materials Corp.	98,100	2,233,622
Mitsubishi UFJ Financial Group Inc.	1,608,100	6,630,325
Mitsui Fudosan Co. Ltd.	167,900	3,231,454
Mizuho Financial Group Inc.	4,507,400	5,627,190
MS&AD Insurance Group Holdings Inc.	190,500	5,596,440
Murata Manufacturing Co. Ltd.	118,300	6,604,859
NEC Corp.	53,700	2,409,983
NGK Insulators Ltd.	159,600	2,339,151
NGK Spark Plug Co. Ltd.	131,000	2,112,099
Nidec Corp.	55,900	3,435,929
Nintendo Co. Ltd.	21,808	8,813,480
Nippon Building Fund Inc.	357	2,240,052
Nippon Express Co. Ltd.	44,400	2,283,158
Nippon Paint Holdings Co. Ltd.	33,300	2,321,279
Nippon Prologis REIT Inc.	768	2,167,095
Nippon Shinyaku Co. Ltd.	28,100	2,420,458
Nippon Steel Corp.	239,000	2,201,990
Nippon Telegraph & Telephone Corp.	240,300	5,451,276
Nippon Yusen KK	156,700	2,258,830
Nitto Denko Corp.	56,500	3,057,456
Nomura Holdings Inc.	574,200	2,467,139
Nomura Real Estate Master Fund Inc.	1,813	2,229,754
Nomura Research Institute Ltd.	116,100	3,069,131
NSK Ltd.	16,600	121,416
NTT DOCOMO Inc.	372,600	10,207,722
Obayashi Corp.	238,900	2,210,826
Odakyu Electric Railway Co. Ltd.	90,300	2,253,833
Olympus Corp.	138,600	2,407,666
Omron Corp.	80,900	5,361,545
Ono Pharmaceutical Co. Ltd.	136,500	3,898,552
Oriental Land Co. Ltd.	35,300	5,116,346
ORIX Corp.	319,000	4,231,225
Osaka Gas Co. Ltd.	154,400	3,085,564
Otsuka Holdings Co. Ltd.	81,400	3,675,032
Panasonic Corp.	527,800	4,717,793
Rakuten Inc.	232,200	2,103,561
Recruit Holdings Co. Ltd.	212,800	7,328,055

Security	Shares	Value

Japan (continued)
Resona Holdings Inc.	1,111,200	$3,999,846
Santen Pharmaceutical Co. Ltd.	156,700	2,894,445
Secom Co. Ltd.	46,900	4,063,346
Sekisui Chemical Co. Ltd.	292,000	4,079,083
Sekisui House Ltd.	226,400	4,313,232
Seven & i Holdings Co. Ltd.	94,400	3,230,638
SG Holdings Co. Ltd.	70,600	2,303,420
Shimadzu Corp.	82,900	2,243,036
Shimizu Corp.	258,700	2,189,951
Shin-Etsu Chemical Co. Ltd.	53,400	6,255,237
Shionogi & Co. Ltd.	78,200	4,617,164
Shiseido Co. Ltd.	68,000	4,146,842
SMC Corp.	4,300	2,170,056
Softbank Corp.	284,000	3,600,910
SoftBank Group Corp.	274,700	12,320,512
Sohgo Security Services Co. Ltd.	39,900	1,962,872
Sompo Holdings Inc.	97,700	3,475,068
Sony Corp.	260,200	16,601,984
Stanley Electric Co. Ltd.	89,500	2,175,714
Sumitomo Chemical Co. Ltd.	1,992,200	6,176,218
Sumitomo Corp.	174,400	2,101,185
Sumitomo Metal Mining Co. Ltd.	94,600	2,635,119
Sumitomo Mitsui Financial Group Inc.	301,400	8,725,731
Sumitomo Mitsui Trust Holdings Inc.	137,900	4,058,856
Sysmex Corp.	43,500	3,476,447
Taisei Corp.	61,900	2,148,847
Takeda Pharmaceutical Co. Ltd.	302,894	11,782,882
TDK Corp.	24,900	2,329,716
Teijin Ltd.	135,700	2,221,885
Terumo Corp.	100,100	3,930,227
Tokio Marine Holdings Inc.	116,500	5,047,775
Tokyo Electron Ltd.	28,200	5,627,698
Tokyo Gas Co. Ltd.	137,800	3,287,835
Tokyu Corp.	170,500	2,703,058
Toray Industries Inc.	515,100	2,504,858
Toshiba Corp.	79,100	2,161,511
Toyota Motor Corp.	344,300	21,587,660
Toyota Tsusho Corp.	88,700	2,247,654
Unicharm Corp.	68,300	2,542,191
West Japan Railway Co.	52,200	3,367,914
Yakult Honsha Co. Ltd.	34,400	2,107,393
Yamaha Corp.	46,600	2,266,524
Yamaha Motor Co. Ltd.	156,900	2,264,626
Yaskawa Electric Corp.	63,200	2,270,237
Yokogawa Electric Corp.	159,900	2,303,474

		571,075,755

Netherlands — 4.2%
Adyen NV(a)(b)	2,739	3,604,276
Akzo Nobel NV	51,263	4,196,847
ASML Holding NV	85,556	27,879,517
Heineken NV	46,533	4,269,244
ING Groep NV	725,833	4,687,648
Just Eat Takeaway.com NV(a)(b)	19,214	2,085,119
Koninklijke Ahold Delhaize NV	126,482	3,209,189
Koninklijke DSM NV	34,808	4,454,582
Koninklijke KPN NV	936,638	2,296,279
Koninklijke Philips NV(a)	147,312	6,683,949
Koninklijke Vopak NV	39,699	2,177,488
Prosus NV(a)	78,458	6,510,545
Randstad NV	50,734	2,129,252

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Unilever NV	234,705	$12,137,330
Wolters Kluwer NV	75,410	6,012,682

		92,333,947

New Zealand — 0.3%
Auckland International Airport Ltd.	582,839	2,345,999
Fisher & Paykel Healthcare Corp. Ltd.	124,013	2,302,315
Meridian Energy Ltd.	714,480	2,101,598

		6,749,912

Norway — 0.8%
Equinor ASA	443,148	6,435,121
Mowi ASA	108,047	2,034,743
Norsk Hydro ASA(a)	846,370	2,148,980
Orkla ASA	393,771	3,538,213
Telenor ASA	246,832	3,743,053

		17,900,110

Portugal — 0.3%
Galp Energia SGPS SA	350,536	4,177,977
Jeronimo Martins SGPS SA	128,130	2,192,040

		6,370,017

Singapore — 1.0%
CapitaLand Ltd.	1,572,800	3,215,928
City Developments Ltd.	598,600	3,256,852
DBS Group Holdings Ltd.	499,700	6,883,514
Keppel Corp. Ltd.	791,400	3,309,165
Oversea-Chinese Banking Corp. Ltd.	350,300	2,119,050
Singapore Telecommunications Ltd.	1,670,200	2,942,407
United Overseas Bank Ltd.	96,100	1,325,845

		23,052,761

Spain — 2.4%
Amadeus IT Group SA	86,366	4,509,487
Banco Bilbao Vizcaya Argentaria SA	2,204,674	6,849,464
Banco Santander SA	1,454,738	3,297,036
Enagas SA	33,865	761,305
Ferrovial SA	86,490	2,349,378
Iberdrola SA	1,257,501	13,551,387
Industria de Diseno Textil SA	285,615	7,958,478
Naturgy Energy Group SA	182,822	3,395,128
Red Electrica Corp. SA	181,747	3,202,312
Repsol SA	482,522	4,492,456
Telefonica SA	517,965	2,443,487

		52,809,918

Sweden — 3.0%
Alfa Laval AB(a)	107,185	2,161,146
Assa Abloy AB, Class B	169,673	3,435,489
Atlas Copco AB, Class A	118,541	4,646,816
Atlas Copco AB, Class B	71,443	2,519,907
Boliden AB	196,509	4,260,528
Essity AB, Class B(a)	183,300	6,048,792
Evolution Gaming Group AB(b)	36,967	2,181,514
Hennes & Mauritz AB, Class B	178,077	2,687,694
Hexagon AB, Class B(a)	44,405	2,438,460
ICA Gruppen AB	48,493	2,277,305
Nibe Industrier AB, Class B(a)	92,182	2,045,585
Sandvik AB(a)	236,673	3,917,599
Skandinaviska Enskilda Banken AB, Class A(a)	311,550	2,703,219
Skanska AB, Class B(a)	114,283	2,282,420
SKF AB, Class B	126,949	2,329,154
Svenska Cellulosa AB SCA, Class B(a)	158,422	1,976,417

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A(a)	276,050	$2,612,676
Tele2 AB, Class B	165,741	2,204,988
Telefonaktiebolaget LM Ericsson, Class B	519,855	4,726,983
Telia Co. AB	1,033,139	3,540,931
Volvo AB, Class B	306,221	4,332,388

		65,330,011

Switzerland — 9.9%
ABB Ltd., Registered	343,768	6,759,423
Adecco Group AG, Registered	48,649	2,310,157
Alcon Inc.(a)	104,239	6,714,176
Barry Callebaut AG, Registered	1,542	3,101,014
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	188	1,567,482
Coca-Cola HBC AG	92,448	2,329,301
Credit Suisse Group AG, Registered	372,828	3,402,681
Dufry AG, Registered	8,192	241,573
Geberit AG, Registered	9,166	4,458,490
Givaudan SA, Registered	2,404	8,625,573
Julius Baer Group Ltd.	53,727	2,287,326
Kuehne + Nagel International AG, Registered(a)	29,543	4,256,013
LafargeHolcim Ltd., Registered	78,797	3,259,491
Logitech International SA, Registered	29,016	1,711,905
Lonza Group AG, Registered	22,211	10,900,892
Nestle SA, Registered	552,648	59,746,041
Partners Group Holding AG	2,593	2,144,144
Roche Holding AG, NVS	130,255	45,108,607
SGS SA, Registered	1,728	4,056,042
Sika AG, Registered	21,858	3,742,730
Sonova Holding AG, Registered	13,678	2,997,001
Straumann Holding AG, Registered	2,707	2,192,199
Swiss Re AG	92,304	6,256,726
Swisscom AG, Registered	12,146	6,318,904
Temenos AG, Registered	15,047	2,297,694
UBS Group AG, Registered	857,255	9,190,930
Vifor Pharma AG	13,797	2,098,201
Zurich Insurance Group AG	34,249	11,033,690

		219,108,406

United Kingdom — 14.0%
3i Group PLC	316,844	3,231,643
Antofagasta PLC	236,655	2,564,143
Ashtead Group PLC	83,899	2,482,124
Associated British Foods PLC	100,009	2,251,505
AstraZeneca PLC	245,989	26,093,175
Aviva PLC	742,776	2,274,615
BAE Systems PLC	644,291	3,952,417
Barclays PLC	1,810,723	2,579,760
Barratt Developments PLC	331,446	2,036,541
Berkeley Group Holdings PLC	41,985	2,125,553
BP PLC	5,811,707	21,968,183
British Land Co. PLC (The)	487,974	2,457,169
BT Group PLC	1,743,791	2,506,175
Burberry Group PLC	128,079	2,368,036
Centrica PLC	648,826	292,943
Coca-Cola European Partners PLC	63,142	2,380,453
Compass Group PLC	231,234	3,384,756
Croda International PLC	49,107	3,150,901
DCC PLC	36,615	3,047,383
Diageo PLC	555,401	19,160,756
easyJet PLC	32,659	274,559

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Experian PLC	136,843	$4,759,006
Ferguson PLC	60,140	4,733,191
GlaxoSmithKline PLC	934,680	19,318,403
Glencore PLC	1,681,363	3,114,263
Hikma Pharmaceuticals PLC	67,207	2,136,193
HSBC Holdings PLC	3,384,920	15,487,861
Informa PLC	395,373	2,221,106
InterContinental Hotels Group PLC	45,624	2,183,436
Intertek Group PLC	34,908	2,376,212
ITV PLC	2,180,394	2,164,045
J Sainsbury PLC	937,076	2,247,504
Johnson Matthey PLC	85,565	2,235,217
Kingfisher PLC	1,046,452	2,512,421
Land Securities Group PLC	296,522	2,220,804
Legal & General Group PLC	1,445,041	3,546,211
Lloyds Banking Group PLC	9,574,212	3,535,593
London Stock Exchange Group PLC	58,597	5,817,212
Micro Focus International PLC	61,991	311,693
Mondi PLC	199,406	3,717,607
National Grid PLC	814,140	9,320,389
Next PLC	37,247	2,239,798
Ocado Group PLC(a)	89,308	2,419,116
Pearson PLC	379,800	2,175,880
Prudential PLC	432,130	5,593,518
Reckitt Benckiser Group PLC	116,149	10,373,305
RELX PLC	424,452	9,831,193
Rentokil Initial PLC	353,252	2,169,652
Rio Tinto PLC	222,184	11,847,213
Sage Group PLC (The)	311,818	2,663,810
Schroders PLC	67,724	2,474,139
Segro PLC	403,809	4,191,528
Smith & Nephew PLC	146,808	2,980,210
Spirax-Sarco Engineering PLC	18,303	2,233,384
SSE PLC	294,896	4,526,261
Standard Chartered PLC	524,526	2,388,969
Standard Life Aberdeen PLC	715,636	2,285,286
Taylor Wimpey PLC	1,147,829	2,037,772
Tesco PLC	1,804,454	5,093,023
Unilever PLC	194,520	10,417,816
United Utilities Group PLC	194,555	2,207,089
Vodafone Group PLC	4,753,577	7,817,384
Whitbread PLC(a)	36,515	1,141,228
Wm Morrison Supermarkets PLC	917,860	2,118,579
WPP PLC	433,396	3,276,999

		309,044,309

Total Common Stocks — 98.8% (Cost: $2,196,651,684)		2,182,169,437

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS .	6,834	$314,562
Henkel AG & Co. KGaA, Preference Shares, NVS	27,085	2,418,675
Sartorius AG, Preference Shares, NVS	7,850	2,911,230

		5,644,467

Total Preferred Stocks — 0.3% (Cost: $4,099,330)		5,644,467

Rights

United Kingdom — 0.0%
Whitbread PLC, (Expires 06/09/20)(a)	20,230	250,604

Total Rights — 0.0% (Cost: $347,222)		250,604

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	5,653,001	5,661,480
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	220,000	220,000

		5,881,480

Total Short-Term Investments — 0.3% (Cost: $5,879,181)		5,881,480

Total Investments in Securities — 99.4% (Cost: $2,206,977,417)		2,193,945,988

Other Assets, Less Liabilities — 0.6%		13,564,453

Net Assets — 100.0%		$2,207,510,441

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,858,199	2,794,802	5,653,001	$5,661,480	$37,675	(b)	$(7,458)	$2,270
BlackRock Cash Funds: Treasury, SL Agency Shares	195,000	25,000	220,000	220,000	6,452		—	—

				$5,881,480	$44,127		$(7,458)	$2,270

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	28	06/18/20	$2,671	$216,860
Euro STOXX 50 Index	252	06/19/20	8,538	758,286
FTSE 100 Index	58	06/19/20	4,346	287,902
TOPIX Index	41	06/11/20	5,933	460,070

				$1,723,118

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,182,169,437	$—	$—	$2,182,169,437
Preferred Stocks	5,644,467	—	—	5,644,467
Rights	250,604	—	—	250,604
Money Market Funds	5,881,480	—	—	5,881,480

	$2,193,945,988	$—	$—	$2,193,945,988

Derivative financial instruments(a)
Assets
Futures Contracts	$1,723,118	$—	$—	$1,723,118

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

6